Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenues	€ 1,390	€ 7,301	€ 5,900	€ 15,307
Germany
Revenue
Revenues	0	14	0	151
USA
Revenue
Revenues	1,390	7,287	5,900	15,156
Point in time
Revenue
Revenues	0	0	0	0
Over time
Revenue
Revenues	1,390	7,301	5,900	15,307
Collaboration
Revenue
Revenues	1,215	7,284	5,671	15,153
Service
Revenue
Revenues	€ 175	€ 17	€ 229	€ 154